Intangible assets and goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections		12.10%
Explicit projection period	5 years
Goodwill [member]
IfrsStatementLineItems [Line Items]
Description of key assumptions on which management has based cash flow projections	An increase of 25 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2022, or a decrease of 25 basis points on estimated EBITDA would have not resulted in significant impacts on these financial statements.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	13.14%
Bottom of range [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Perpetuity growth rate	3.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	15.40%
Top of range [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Perpetuity growth rate	7.30%